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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number: 028-06854
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ J. SITLANI           San Diego, California       5/14/09
   ----------------------------    ---------------------    -------------
            [Signature]                [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 19
                                        --------------------

Form 13F Information Table Value Total: $ 3,875,565
                                        --------------------
                                            (thousands)

Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:
NONE

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                           FORM 13F INFORMATION TABLE

                                       TITLE              VALUE      SHARES/  SH/  PUT/ INVSTMT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER            OF CLASS   CUSIP   (X$1000)    PRN AMT   PRN  CALL DSCRETN MANAGERS    SOLE    SHARED NONE
------------------------------------ -------- --------- --------- ----------- ---  ---- ------- -------- ---------- ------ ----
National Semiconductor Corp.            COM   637640103  $231,011  22,493,772  SH       SOLE            22,493,772
Baxter International Inc.               COM   071813109  $568,012  11,089,644  SH       SOLE            11,089,644
Unum Group                              COM   91529Y106  $398,879  31,910,314  SH       SOLE            31,910,314
The Home Depot, Inc.                    COM   437076102  $645,131  27,382,476  SH       SOLE            27,382,476
The Home Depot, Inc.                    COM   437076102  $211,695   8,985,337  SH      OTHER             8,985,337
Harman International Industries Inc.    COM   413086109  $ 46,984   3,472,610  SH       SOLE             3,472,610
Charles River Lab. Intl. Inc.           COM   159864107  $ 44,295   1,627,900  SH       SOLE             1,627,900
Sun Microsystems, Inc.                  COM   866810203  $ 65,881   9,000,100  SH       SOLE             9,000,100
Yahoo! Inc.                             COM   984332106  $269,789  21,060,787  SH       SOLE            21,060,787
Plantronics, Inc.                       COM   727493108  $ 23,969   1,985,802  SH       SOLE             1,985,802
Zebra Technologies Corp.                COM   989207105  $ 21,297   1,119,700  SH       SOLE             1,119,700
Genzyme Corporation                     COM   372917104  $412,315   6,942,506  SH       SOLE             6,942,506
International Rectifier Corp.           COM   460254105  $ 25,233   1,867,700  SH       SOLE             1,867,700
SPDR Trust Series 1                     COM   78462F103  $204,733   2,574,614  SH       SOLE             2,574,614
Burlington Northern Santa Fe Corp.      COM   12189T104  $211,631   3,518,389  SH       SOLE             3,518,389
Time Warner Inc.                        COM   887317303  $ 76,631   3,970,500  SH       SOLE             3,970,500
Time Warner Cable Inc.                  COM   88732J207  $ 24,717     996,635  SH       SOLE               996,635
Freeport-McMoRan Copper & Gold Inc.     COM   35671D857  $100,610   2,640,000  SH       SOLE             2,640,000
Occidental Petroleum Corporation        COM   674599105  $292,752   5,260,600  SH       SOLE             5,260,600

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